Provision for doubtful accounts and notes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision for doubtful accounts and notes.
Accounts receivable (Note 7)	$ 36,403	$ (2,979)	$ 9,303
Note receivables		288
Prepaid expenses and other current assets (Note 10)	7,000	648
Other receivable, related parties (Note 32)	1,925
Total of provision for doubtful accounts and notes	$ 45,328	$ (2,043)	$ 9,303